Income tax expense_Details of Temporary differences unused tax losses and credits (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		₩ (94,778,000,000)		₩ 41,485,000,000		₩ 257,451,000,000
IFRS 9 adoption effect
Deferred tax recognized as retained earnings due to IFRS 9 adoption effect						(74,482,000,000)
Recognized as comrephensive income (loss)						149,796,000,000
Beginning balance after IFRS 9 adoption						332,765,000,000
Changes in deferred tax liability asset [Abstract]
Business combination		(21,087,000,000)		(5,447,000,000)		1,381,000,000
Recognized as income (expense)		20,133,000,000		(138,000,000,000)		(314,653,000,000)
Recognized as other comprehensive income (expense)		(18,431,000,000)		7,184,000,000		21,992,000,000	[1]
Ending balance		(114,163,000,000)		(94,778,000,000)		41,485,000,000
Deferred tax liability asset arising from Unused tax losses		24,059,000,000		21,656,000,000		18,154,000,000
Deferred tax relating to non-controlling interests		₩ 0		₩ 2,737,000,000		₩ 1,429,000,000
Description of composition of other termporary differences		Among the deferred tax assets and liabilities classified as 'others,' the deferred tax asset arising from unused tax losses amounts to 24,059 million won.		Among the deferred tax assets and liabilities classified as 'Others,' the deferred tax asset arising from unused tax losses amounts to 21,656 million Won.		Among the deferred tax assets and liabilities classified as 'Others,' the deferred tax asset arising from unused tax losses amounts to 18,154 million Won.
Description of Recognized as other comprehensive income				Includes 2,737 million Won presented on non-controlling interests.		Includes 1,429 million Won presented on non-controlling interests.
Gain (loss) on financial assets
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		₩ 278,352,000,000		₩ 372,346,000,000		₩ 479,065,000,000
IFRS 9 adoption effect
Deferred tax recognized as retained earnings due to IFRS 9 adoption effect						(150,140,000,000)
Recognized as comrephensive income (loss)						149,796,000,000
Beginning balance after IFRS 9 adoption						478,721,000,000
Changes in deferred tax liability asset [Abstract]
Business combination		2,243,000,000		1,360,000,000		0
Recognized as income (expense)		19,121,000,000		(91,781,000,000)		(102,170,000,000)
Recognized as other comprehensive income (expense)		(23,221,000,000)		(3,573,000,000)	[2]	(4,205,000,000)	[1]
Ending balance		276,495,000,000		278,352,000,000		372,346,000,000
Gain (loss) on valuation using the equity method of accounting
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		10,713,000,000		28,354,000,000		24,482,000,000
IFRS 9 adoption effect
Deferred tax recognized as retained earnings due to IFRS 9 adoption effect						0
Recognized as comrephensive income (loss)						0
Beginning balance after IFRS 9 adoption						24,482,000,000
Changes in deferred tax liability asset [Abstract]
Business combination		0		90,000,000		0
Recognized as income (expense)		21,499,000,000		(17,648,000,000)		3,203,000,000
Recognized as other comprehensive income (expense)		1,385,000,000		(83,000,000)	[2]	669,000,000	[1]
Ending balance		33,597,000,000		10,713,000,000		28,354,000,000
Gain (loss) on valuation of derivatives
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		(75,412,000,000)		(27,507,000,000)		(10,260,000,000)
IFRS 9 adoption effect
Deferred tax recognized as retained earnings due to IFRS 9 adoption effect						(3,990,000,000)
Recognized as comrephensive income (loss)						0
Beginning balance after IFRS 9 adoption						(14,250,000,000)
Changes in deferred tax liability asset [Abstract]
Business combination		675,000,000		6,000,000		0
Recognized as income (expense)		(67,423,000,000)		(48,217,000,000)		(13,617,000,000)
Recognized as other comprehensive income (expense)		(192,000,000)		306,000,000	[2]	360,000,000	[1]
Ending balance		(142,352,000,000)		(75,412,000,000)		(27,507,000,000)
Accrued income
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		(66,384,000,000)		(55,846,000,000)		(60,987,000,000)
IFRS 9 adoption effect
Deferred tax recognized as retained earnings due to IFRS 9 adoption effect						0
Recognized as comrephensive income (loss)						0
Beginning balance after IFRS 9 adoption						(60,987,000,000)
Changes in deferred tax liability asset [Abstract]
Business combination		(4,392,000,000)		(52,000,000)		621,000,000
Recognized as income (expense)		4,548,000,000		(10,486,000,000)		4,520,000,000
Recognized as other comprehensive income (expense)		0		0	[2]	0	[1]
Ending balance		(66,228,000,000)		(66,384,000,000)		(55,846,000,000)
Allowance for credit losses
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		(52,711,000,000)		(52,345,000,000)		(47,697,000,000)
IFRS 9 adoption effect
Deferred tax recognized as retained earnings due to IFRS 9 adoption effect						47,446,000,000
Recognized as comrephensive income (loss)						0
Beginning balance after IFRS 9 adoption						(251,000,000)
Changes in deferred tax liability asset [Abstract]
Business combination		2,201,000,000		0		399,000,000
Recognized as income (expense)		4,015,000,000		(366,000,000)		(52,493,000,000)
Recognized as other comprehensive income (expense)		0		0	[2]	0	[1]
Ending balance		(46,495,000,000)		(52,711,000,000)		(52,345,000,000)
Loan and receivables written off
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		6,893,000,000		6,672,000,000		9,777,000,000
IFRS 9 adoption effect
Deferred tax recognized as retained earnings due to IFRS 9 adoption effect						0
Recognized as comrephensive income (loss)						0
Beginning balance after IFRS 9 adoption						9,777,000,000
Changes in deferred tax liability asset [Abstract]
Business combination		0		0		0
Recognized as income (expense)		1,328,000,000		221,000,000		(3,105,000,000)
Recognized as other comprehensive income (expense)		0		0	[2]	0	[1]
Ending balance		8,221,000,000		6,893,000,000		6,672,000,000
Loan origination costs and fees
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		(162,442,000,000)		(154,431,000,000)		(137,320,000,000)
IFRS 9 adoption effect
Deferred tax recognized as retained earnings due to IFRS 9 adoption effect						36,000,000
Recognized as comrephensive income (loss)						0
Beginning balance after IFRS 9 adoption						(137,284,000,000)
Changes in deferred tax liability asset [Abstract]
Business combination		(14,131,000,000)		0		0
Recognized as income (expense)		6,377,000,000		(8,011,000,000)		(17,147,000,000)
Recognized as other comprehensive income (expense)		0		0	[2]	0	[1]
Ending balance		(170,196,000,000)		(162,442,000,000)		(154,431,000,000)
Defined benefit liability
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		396,302,000,000		360,087,000,000		284,234,000,000
IFRS 9 adoption effect
Deferred tax recognized as retained earnings due to IFRS 9 adoption effect						0
Recognized as comrephensive income (loss)						0
Beginning balance after IFRS 9 adoption						284,234,000,000
Changes in deferred tax liability asset [Abstract]
Business combination		7,923,000,000		1,131,000,000		317,000,000
Recognized as income (expense)		41,186,000,000		21,234,000,000		43,821,000,000
Recognized as other comprehensive income (expense)		(3,404,000,000)		13,850,000,000	[2]	31,715,000,000	[1]
Ending balance		442,007,000,000		396,302,000,000		360,087,000,000
Deposits with employee retirement insurance trust
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		(381,776,000,000)		(318,330,000,000)		(287,333,000,000)
IFRS 9 adoption effect
Deferred tax recognized as retained earnings due to IFRS 9 adoption effect						0
Recognized as comrephensive income (loss)						0
Beginning balance after IFRS 9 adoption						(287,333,000,000)
Changes in deferred tax liability asset [Abstract]
Business combination		(6,369,000,000)		(1,131,000,000)		0
Recognized as income (expense)		(36,858,000,000)		(62,458,000,000)		(31,092,000,000)
Recognized as other comprehensive income (expense)		97,000,000		143,000,000		95,000,000	[1]
Ending balance		(424,906,000,000)		(381,776,000,000)		(318,330,000,000)
Provision for guarantee
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		7,915,000,000		11,374,000,000		30,602,000,000
IFRS 9 adoption effect
Deferred tax recognized as retained earnings due to IFRS 9 adoption effect						1,370,000,000
Recognized as comrephensive income (loss)						0
Beginning balance after IFRS 9 adoption						31,972,000,000
Changes in deferred tax liability asset [Abstract]
Business combination		3,441,000,000		0		0
Recognized as income (expense)		(1,871,000,000)		(3,459,000,000)		(20,598,000,000)
Recognized as other comprehensive income (expense)		0		0		0	[1]
Ending balance		9,485,000,000		7,915,000,000		11,374,000,000
Other provision
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		88,456,000,000		75,194,000,000		45,153,000,000
IFRS 9 adoption effect
Deferred tax recognized as retained earnings due to IFRS 9 adoption effect						25,879,000,000
Recognized as comrephensive income (loss)						0
Beginning balance after IFRS 9 adoption						71,032,000,000
Changes in deferred tax liability asset [Abstract]
Business combination		0		76,000,000		0
Recognized as income (expense)		(3,283,000,000)		10,958,000,000		4,162,000,000
Recognized as other comprehensive income (expense)		0		2,228,000,000		0	[1]
Ending balance		85,173,000,000		88,456,000,000		75,194,000,000
Others
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		(144,684,000,000)	[3]	(204,083,000,000)	[4]	(72,265,000,000)
IFRS 9 adoption effect
Deferred tax recognized as retained earnings due to IFRS 9 adoption effect	[4]					4,917,000,000
Recognized as comrephensive income (loss)						0
Beginning balance after IFRS 9 adoption	[4]					(67,348,000,000)
Changes in deferred tax liability asset [Abstract]
Business combination		(12,678,000,000)	[5]	(6,927,000,000)	[3]	44,000,000	[4]
Recognized as income (expense)		31,494,000,000	[5]	72,013,000,000	[3]	(130,137,000,000)	[4]
Recognized as other comprehensive income (expense)		6,904,000,000	[5]	(5,687,000,000)	[3]	(6,642,000,000)	[1],[4]
Ending balance		₩ (118,964,000,000)	[5]	₩ (144,684,000,000)	[3]	₩ (204,083,000,000)	[4]

[1]	Includes 1,429 million Won presented on non-controlling interests.
[2]	Includes 2,737 million Won presented on non-controlling interests.
[3]	Among the deferred tax assets and liabilities classified as 'Others,' the deferred tax asset arising from unused tax losses amounts to 21,656 million Won.
[4]	Among the deferred tax assets and liabilities classified as 'others,' the deferred tax asset arising from unused tax losses amounts to 18,154 million Won.
[5]	Among the deferred tax assets and liabilities classified as 'others,' the deferred tax asset arising from unused tax losses amounts to 24,059 million Won.